Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Impairment loss on right of use assets	¥ 13,385		¥ 4,667	¥ 21,103
Impairment loss on property plant equipment	16,347		3,460	9,479
Impairment loss property held for sale	¥ 114,485	$ 17,965	36,505	52,030
Annual goodwill result description	Based on the result of the Group’s annual goodwill impairment assessment, nil, nil and RMB1,504,525 impairment loss were recognized for the years ended December 31, 2019, 2020 and 2021, respectively (see Note 7).	Based on the result of the Group’s annual goodwill impairment assessment, nil, nil and RMB1,504,525 impairment loss were recognized for the years ended December 31, 2019, 2020 and 2021, respectively (see Note 7).
Other income	¥ 7,352		13,931	16,782
Uncertain income tax percentage	50.00%	50.00%
Cash and cash equivalents	¥ 131,600		123,385
Short term borrowings			¥ 1,000
Total revenue percentage	12.30%				12.30%
Total accounts receivable	14.10%		40.10%		14.10%
Concentration risk, description	There are no suppliers that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2020 and 2021.	There are no suppliers that individually represent greater than 10% of the total cost of revenue (excluding impairment loss) for the years ended December 31, 2020 and 2021.
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	20.00%				20.00%
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Voting percentage	50.00%				50.00%
PRC Commercial Bank [Member]
Significant Accounting Policies (Details) [Line Items]
Term deposit to the commercial bank			¥ 40,669
Right of Use Assets [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss property held for sale			¥ 28,378	¥ 21,448